UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

MAY 31, 2008

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited)	May 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 1.6%
Household Durables - 0.1%
	Liberty Homes Inc.:
14,850	Class A Shares (a)	$44,550
22,050	Class B Shares (a)	87,428

	Total Household Durables	131,978

Media - 1.5%
40,000	Omnicom Group Inc.	1,960,400

	TOTAL CONSUMER DISCRETIONARY	2,092,378

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.0%
96,000	FHC Delaware Inc. (a)(b)*	0

Food Products - 1.4%
47,400	Hershey Co.	1,857,606

Household Products - 1.5%
29,900	Procter & Gamble Co.	1,974,895

	TOTAL CONSUMER STAPLES	3,832,501

ENERGY - 22.0%
Energy Equipment & Services - 1.4%
13,300	Diamond Offshore Drilling Inc.	1,814,652

Oil, Gas & Consumable Fuels - 20.6%
10,176	EnCana Corp.	919,605
95,100	Murphy Oil Corp.	8,811,015
19,600	Overseas Shipholding Group Inc.	1,549,576
190,100	Royal Dutch Shell PLC, ADR, Class A Shares	16,251,649

	Total Oil, Gas & Consumable Fuels	27,531,845

	TOTAL ENERGY	29,346,497

FINANCIALS - 43.7%
Capital Markets - 12.5%
375,071	Bank of New York Mellon Corp.	16,701,912

Diversified Financial Services - 5.3%
130,600	Leucadia National Corp.	7,091,580

Insurance - 13.3%
264,700	Chubb Corp.	14,230,272
76,500	CNA Financial Corp.	2,324,835
24,700	Loews Corp.	1,224,379

	Total Insurance	17,779,486

Real Estate Investment Trusts (REITs) - 2.4%
65,890	Rayonier Inc.	3,127,139

Real Estate Management & Development - 10.2%
	Forest City Enterprises, Inc.:
203,400	Class A Shares	8,136,000
135,900	Class B Shares (c)	5,436,000

	Total Real Estate Management & Development	13,572,000

	TOTAL FINANCIALS	58,272,117

HEALTH CARE - 2.8%
Health Care Providers & Services - 2.8%
13,000	Humana Inc. *	663,650
55,308	WellPoint Inc. *	3,087,292

	TOTAL HEALTH CARE	3,750,942

INDUSTRIALS - 23.0%
Aerospace & Defense - 8.1%
104,800	General Dynamics Corp.	9,657,320

See Notes to Schedule of Investments.

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BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited) (continued)	May 31, 2008

SHARES	SECURITY	VALUE
Aerospace & Defense - 8.1% (continued)
9,900	Lockheed Martin Corp.	$1,083,456

	Total Aerospace & Defense	10,740,776

Building Products - 3.5%
40,700	Ameron International Corp.	4,667,069

Commercial Services & Supplies - 0.4%
96,650	TRC Cos. Inc. *	500,647

Electrical Equipment - 0.9%
38,000	ABB Ltd., ADR *	1,234,240

Industrial Conglomerates - 9.2%
41,200	General Electric Co.	1,265,664
285,710	Koninklijke Philips Electronics NV, New York Registered Shares	10,979,836

	Total Industrial Conglomerates	12,245,500

Marine - 0.9%
23,400	Alexander & Baldwin Inc.	1,204,398

	TOTAL INDUSTRIALS	30,592,630

MATERIALS - 2.0%
Chemicals - 2.0%
20,842	Monsanto Co.	2,655,271

UTILITIES - 0.6%
Water Utilities - 0.6%
12,000	Veolia Environnement, ADR	854,760

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $19,625,561)	131,397,096

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
$1,862,000	State Street Bank & Trust Co. dated 5/30/08, 1.670% due 6/2/08; Proceeds at maturity - $1,862,259; (Fully collateralized by U.S. Treasury Notes, 5.000% due 8/15/11; Market value - $1,900,538) (Cost - $1,862,000)	1,862,000

	TOTAL INVESTMENTS - 100.0% (Cost - $21,487,561#)	133,259,096
	Other Assets in Excess of Liabilities - 0.0%	12,212

	TOTAL NET ASSETS - 100.0%	$133,271,308

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR  —American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Barrett Opportunity Fund Inc. (the “Fund”) is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$112,899,272
Gross unrealized depreciation	(1,127,737)

Net unrealized appreciation	$111,771,535

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By	/s/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	July 28, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2008